Change in non-cash working capital balances related to operations	12 Months Ended
Dec. 31, 2012
Change in non-cash working capital balances related to operations

10    Change in non-cash working capital balances related to operations

(in millions of Canadian dollars)	2012	2011	2010
(Use) source of cash:
Accounts receivable, net	$(40)	$(69)	$(9)
Materials and supplies	7	(15)	23
Other current assets	15	(8)	(1)
Accounts payable and accrued liabilities	13	116	(29)

Change in non-cash working capital	$(5)	$24	$(16)